Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables, Net [Abstract]
Schedule of Other Receivables

Other receivables consist of the following:

	December 31, 2025	December 31, 2024
Deposit to non-trade suppliers	$77,175	$71,326
Loan receivable	18,553	18,553
Prepayments	427,824	222,022
Allowance for credit losses	(213,159)	(161,620)
Total other receivables, net	$310,393	$150,281

Movements of allowance for credit losses are as follows:

Beginning balance	$161,620	$162,894
Addition	51,178	2,014
Reverse	-	(3,288)
Foreign exchange translation	361	-
Ending balance	$213,159	$161,620